PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Payments to Acquire Property, Plant, and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	PROPERTY AND EQUIPMENT, NET

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Electronic equipment	35,464	40,740	6,262
Furniture	7,350	8,643	1,328
Vehicles	1,168	1,168	179
Leasehold improvements	141,253	185,922	28,576
	185,235	236,473	36,345
Less: accumulated depreciation	109,562	136,296	20,948
Property and equipment, net	75,673	100,177	15,397

Depreciation expense for the years ended December 31, 2015, 2016 and 2017 was RMB26,128, RMB29,634 and RMB29,246 (US$4,495), respectively.